PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
PRINCIPAL ACCOUNTING POLICIES
Schedule of cash, cash equivalents and restricted cash as reported in the consolidated statement of cash flows

Cash, cash equivalents and restricted cash as reported in the consolidated statement of cash flows are presented separately on our consolidated balance sheet as follows (RMB in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Cash and cash equivalents	16,060,679	25,053,762
Restricted cash	3,008,428	2,684,214
Cash and cash equivalents included in held-for-sale assets (Note 2 (n))	358,174	—
Total	19,427,281	27,737,976

Schedule of property plant and equipment useful life
Buildings	20 years
Machinery and equipment	3~10 years
Furniture, fixture and office equipment	3~5 years
Motor vehicles	4~5 years

Schedule of change in accounting estimate

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Decrease in net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders(in RMB thousand)	—	1,242,367	—
Decrease in basic earnings per share	—	5.98	—
Decrease in diluted earnings per share	—	5.49	—

Summary of total revenues in generated in respective region

The following table presents total revenues for the years ended December 31, 2024, 2023, and 2022 by geographic region, based on the customer country of invoicing (RMB in thousands):

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Inside China (including Hong Kong and Taiwan)	34,839,410	45,418,257	31,212,181
The Americas	11,704,413	21,640,478	22,535,516
Europe	19,637,777	21,731,240	13,624,895
Asia Pacific	11,274,447	19,431,642	1,771,391
Rest of the world	5,671,249	10,456,974	23,112,319
Total revenues	83,127,296	118,678,591	92,256,302

Summary of long-lived assets

The following table presents long-lived assets, which include property, plant and equipment and lease assets as of December 31, 2024 and 2023 by geographic region, based on the physical location of the assets (RMB in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Inside China (including Hong Kong and Taiwan)	33,078,599	37,437,289
Asia Pacific	8,128,375	6,799,419
The Americas	802,031	1,011,787
Rest of the world	612	752
Total	42,009,617	45,249,247

Solar modules
PRINCIPAL ACCOUNTING POLICIES
Schedule of accrued warranty cost

The following table summarizes the movement of accrued warranty cost for solar modules (RMB in thousands):

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
At beginning of year	1,007,805	1,641,721	2,381,254
Additions	771,244	1,348,516	1,245,880
Utilization	(212,130)	(222,073)	(276,554)
Accrue (reversal) to selling and marketing expense	74,802	(386,910)	(988,984)
At end of year	1,641,721	2,381,254	2,361,596

ESS products
PRINCIPAL ACCOUNTING POLICIES
Schedule of accrued warranty cost

The following table summarizes the movement of accrued warranty cost for ESS products (RMB in thousands):

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
At beginning of year	—	2,254	25,440
Additions	2,254	23,186	19,165
Utilization	—	—	(1,565)
At end of year	2,254	25,440	43,040